Stockholders' Deficit (Details Narrative) (10-K) - USD ($)					1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 30, 2015	Aug. 28, 2014	Feb. 07, 2014	Jan. 03, 2014	May 31, 2006	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 24, 2015	Apr. 28, 2015	Dec. 31, 2009	Dec. 31, 2008	Jan. 30, 2007	May 05, 2006	Mar. 24, 2006	Mar. 23, 2006
Common stock shares, authorized						400,000,000	400,000,000	400,000,000						150,000,000	127,000,000	10,000	10,000
Common stock, par value						$ 0.001	$ 0.001	$ 0.001		$ 0.001						$ 0.001	$ 0.001
Excess of shares authorized														245,673,568	219,582,802
Issuance of preferred stock						0	0							95,673,568	92,582,802
Preferred stock shares authorized						50,000,000	50,000,000							95,673,568	92,582,802
Preferred stock, undesignated															25,000,000
Class of stock par value														$ 0.001	$ 0.001
Percentage of dividend rate preferred stock series						8.50%	8.50%
Proceeds from issuance of common stock and warrants			$ 3,923,100
Issuance of common shares for cash, Shares			6,276,960
Warrants issued			6,276,960	3,321,600
Warrants term			5 years	5 years					5 years
Warrant exercise price per share			$ 0.625	$ 0.625					$ 0.625
Outstanding principal amount of notes payable				$ 2,076,000					$ 8,489,036
Shares of Common Stock issued upon conversion of notes payable			3,353,437	3,353,437					14,446,777
Warrants converted into common stock upon reverse merger			$ 0.625	$ 0.625					$ 0.625		$ 0.30
Conversion of stock option into common stock retired			15,290,486
Common stock per share			$ 0.07
Converstion of stock options into shares issued			6,889,555
Issuance of stock per share			$ 0.155
Additional stock options issued			20,867,266
Additional stock options issued, price per share			$ 0.625
Outstanding principal notes repaid in full												$ 500,000	$ 55,000
Holdings Merger Agreement [Member]
Common stock, par value		$ 0.001								$ 0.001
Company's shares of common stock in ratio approximately		2.2:1
Number of shares received stockholders	31,597,574
Number of shares cancelled upon the closing holdings merger	33,000,000
Preferred Stock Series A [Member]
Ownership stock price per share						$ 0.33		0.33
Non-assessable preferred stock price per share						0.33		0.33
Common Stock deliverable upon conversion						0.33		0.33
Preferred Stock Series B [Member]
Ownership stock price per share						0.45		0.45
Non-assessable preferred stock price per share						0.45		0.45
Common Stock deliverable upon conversion						0.45		$ 0.45
Warrant [Member] | Holdings Merger Agreement [Member]
Warrants issued to purchase shaers of common stock	1,402,426
Number of shares purchased during period	33,000,000
Self Directed Stock Issuance [Member]
Issuance of stock per share						$ 0.08	$ 0.30
Sold securities in a self-directed offering, aggregate amount							$ 1,806,222
Conversion of note payable							30,000
Accrued interest							$ 222
Conversion stock, description						Each unit consisted of 1 share of restricted common stock (7,037,500 shares), a five-year warrant to purchase 1 share of restricted common stock (7,037,500 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (7,037,500 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (7,037,500 warrant shares) at $0.16 per share.	Each unit consisted of one share of restricted common stock (6,020,725 shares), two Class D warrants, each to purchase one share of restricted common stock at $0.10 per share, which expire March 31, 2020, and one Class E warrant to purchase three-fourths of one share of restricted common stock at $0.1667 per share, which expires March 31, 2020.
Number of shares restricted common stock						10,000,000	6,020,725
Number of warrants issued to date in offering							16,557,004
Preferred Stock Series A [Member]
Issuance of preferred stock															14,440,920
Preferred stock shares authorized														40,118,013	14,440,920
Issuance of common shares for cash, Shares					14,440,920
Preferred Stock Series B [Member]
Issuance of preferred stock															11,113,544
Preferred stock shares authorized														55,555,555	11,113,544
Issuance of common shares for cash, Shares					11,113,544
Series C Preferred Stock [Member]
Issuance of preferred stock															42,028,338
Preferred stock shares authorized															42,028,338
Class D Warrants [Member] | Self Directed Stock Issuance [Member]
Restricted common sotck price per share							$ 0.10
Expire date							Mar. 31, 2020
Class E Warrants [Member] | Self Directed Stock Issuance [Member]
Restricted common sotck price per share							$ 0.1667
Expire date							Mar. 31, 2020